Operating Lease Liabilities - Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases (Details)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases [Abstract]
Operating leases Weighted average remaining lease term	3 years	4 years
Operating leases Weighted average discount rate	6.00%	5.00%